LADENBURG INCOME FUND	-	Class A Shares: Class C Shares: Class I Shares:	LNCAX LNCCX LNCIX
LADENBURG INCOME & GROWTH FUND	-	Class A Shares: Class C Shares: Class I Shares:	LNOAX LNOCX LNOIX
LADENBURG GROWTH & INCOME FUND	-	Class A Shares: Class C Shares: Class I Shares:	LOWAX LOWCX LOWIX
LADENBURG GROWTH FUND	-	Class A Shares: Class C Shares: Class I Shares:	LGWAX LGWCX LGWIX
LADENBURG AGGRESSIVE GROWTH FUND	-	Class A Shares: Class C Shares: Class I Shares:	LAWAX LAWCX LAGIX

PROSPECTUS

August 13, 2015, as revised March 21, 2016

Advised by

Ladenburg Thalmann Asset Management, LLC

570 Lexington Avenue, 11th Floor

New York, NY 10022

This Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARY: Ladenburg Income Fund	1
FUND SUMMARY: Ladenburg Income & Growth Fund	5
FUND SUMMARY: Ladenburg Growth & Income Fund	9
FUND SUMMARY: Ladenburg Growth Fund	13
FUND SUMMARY: Ladenburg Aggressive Growth Fund	17
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	21
Investment Objectives	21
Principal Investment Strategies	21
Temporary Investments	26
Portfolio Holdings Disclosure	26
Cybersecurity	26
MANAGEMENT	27
Investment Adviser	27
Investment Adviser Portfolio Manager	27
HOW SHARES ARE PRICED	31
HOW TO PURCHASE SHARES	32
HOW TO REDEEM SHARES	36
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	38
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	39
DISTRIBUTION OF SHARES	40
Distributor	40
Distribution Fees	40
Additional Compensation to Financial Intermediaries	40
Householding	40
FINANCIAL HIGHLIGHTS	40
Privacy Notice	41

FUND SUMMARY: Ladenburg Income Fund

Investment Objective: The Fund seeks to provide current income and capital preservation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 32 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed, if sold within 365 days)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1 Fees)	0.25%	1.00%	0.00%
Other Expenses(1)	1.31%	1.31%	1.31%
Acquired Fund Fees and Expenses (1)(2)	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	2.35%	3.10%	2.10%
Fee Waiver and/or Reimbursement (3)	1.06%	1.06%	1.06%
Total Annual Fund Operating Expenses After Fee Waiver	1.29%	2.04%	1.04%
(1)	Estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, once published, because the financial statements will include only the direct operating expenses incurred by the Fund.
(3)	The Fund's adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2017, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed 1.00%, 1.75% and 0.75% of the Fund’s average daily net assets attributable to the Fund’s Class A, Class C and Class I shares, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days’ written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years
Class A	$625	$1,100
Class C	$207	$858
Class I	$106	$555
1

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies: The Fund's investment adviser seeks to achieve the Fund's investment objective by investing in a combination of equity, fixed income and alternative strategy exchange traded funds ("ETFs"), exchange traded notes (“ETNs”) and mutual funds (together, “Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common stocks, (2) foreign common stocks, (3) U.S. fixed income securities, (4) foreign fixed income securities or (5) alternative investments including managed futures, master-limited partnerships, commodities, and long-short strategies. Equity Underlying Funds may follow a growth or value-investing style and may include those that invest in small-cap, mid-cap or large cap companies. The adviser invests Fund assets in fixed income Underlying Funds without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody's Investors Service or similarly by another rating agency. Foreign equity Underlying Funds may invest in common stock of companies located in emerging market countries. The Fund may invest up to 15% of its net assets in Underlying Funds that primarily invest in foreign securities.

The Fund’s adviser invests the Fund’s assets in the Underlying Funds in accordance with the following ranges:

Equity	0-30%
Fixed Income	50-90%
Alternatives	0-20%

The Fund’s adviser makes tactical reallocations or rebalances in response to market conditions. Such reallocations or rebalances may be within an asset class (e.g. shifting between market capitalizations, geographic regions, credit qualities or durations) or between asset classes (e.g. shifting some of the Fund’s assets allocated to equity into fixed income).

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in Underlying Funds as well as through any direct investments in securities.

•	Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.
•	Credit Risk: Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses. Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.
•	Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) or invest in Underlying Funds that use derivatives to enhance returns or hedge against market declines. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may
2

not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.
•	Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.
•	Exchange Traded Fund (“ETF”) and Mutual Fund Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and other mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.
•	Exchange Traded Note (“ETN”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default.
•	Fixed Income Risk: A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.
•	Foreign Currency Risk: Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.
•	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.
•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
•	Junk Bond Risk: Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.
•	Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Management Risk: The adviser's dependence on its judgments about the attractiveness, value and potential appreciation of ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results.
3

•	Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.
•	Master-Limited Partnership Risk: Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.
•	Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
•	Short Sale Risk: Positions in shorted securities are often speculative and more risky than "long" positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.
•	Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling 800-995-5267 or visiting www.ladenburgfunds.com.

Investment Adviser: Ladenburg Thalmann Asset Management Inc. is the Fund's investment adviser.

Investment Adviser Portfolio Manager: Phillip Blancato, President and Chief Executive Officer of the adviser, has served the Fund as its Portfolio Manager since it commenced operations in 2015.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request or by telephone. The minimum initial and subsequent investment in Class A and Class C shares is $1,000 for and Class I shares the minimum initial investment is $1,000,000 and minimum subsequent investment is $1,000.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

4

FUND SUMMARY: Ladenburg Income & Growth Fund

Investment Objective: The Fund seeks to provide current income and capital preservation with a secondary objective of growth of capital.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 32 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed, if sold within 365 days)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1 Fees)	0.25%	1.00%	0.00%
Other Expenses(1)	1.31%	1.31%	1.31%
Acquired Fund Fees and Expenses (1)(2)	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	2.31%	3.06%	2.06%
Fee Waiver and/or Reimbursement (3)	1.06%	1.06%	1.06%
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	2.00%	1.00%
(1)	Estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, once published, because the financial statements will include only the direct operating expenses incurred by the Fund.
(3)	The Fund's adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31 , 2017, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed 1.00%, 1.75% and 0.75% of the Fund’s average daily net assets attributable to the Fund’s Class A, Class C and Class I shares, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days’ written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years
Class A	$621	$1,089
Class C	$203	$846
Class I	$102	$543
5

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies: The Fund's investment adviser seeks to achieve the Fund's investment objective by investing in a combination of equity, fixed income and alternative strategy exchange traded funds ("ETFs"), exchange traded notes (“ETNs”) and mutual funds (together, “Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common stocks, (2) foreign common stocks, (3) U.S. fixed income securities, (4) foreign fixed income securities or (5) alternative investments including managed futures, master-limited partnerships, commodities, and long-short strategies. Equity Underlying Funds may follow a growth or value-investing style and may include those that invest in small-cap, mid-cap or large cap companies. The adviser invests Fund assets in fixed income Underlying Funds without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody's Investors Service or similarly by another rating agency. Foreign equity Underlying Funds may invest in common stock of companies located in emerging market countries. The Fund may invest up to 25% of its net assets in Underlying Funds that primarily invest in foreign securities.

The Fund’s adviser invests the Fund’s assets in the Underlying Funds in accordance with the following ranges:

Equity	20-50%
Fixed Income	40-70%
Alternatives	0-20%

The Fund’s adviser makes tactical reallocations or rebalances in response to market conditions. Such reallocations or rebalances may be within an asset class (e.g. shifting between market capitalizations, geographic regions, credit qualities or durations) or between asset classes (e.g. shifting some of the Fund’s assets allocated to equity into fixed income).

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in Underlying Funds as well as through any direct investments in securities.

•	Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.
•	Credit Risk: Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses. Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.
•	Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) or invest in Underlying Funds that use derivatives to enhance returns or hedge against market declines. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may
6

not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.
•	Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.
•	Exchange Traded Fund (“ETF”) and Mutual Fund Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and other mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.
•	Exchange Traded Note (“ETN”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default.
•	Fixed Income Risk: A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.
•	Foreign Currency Risk: Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.
•	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.
•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
•	Junk Bond Risk: Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.
•	Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Management Risk: The adviser's dependence on its judgments about the attractiveness, value and potential appreciation of ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results.
7

•	Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.
•	Master-Limited Partnership Risk: Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.
•	Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
•	Short Sale Risk: Positions in shorted securities are often speculative and more risky than "long" positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.
•	Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling 800-995-5267 or visiting www.ladenburgfunds.com.

Investment Adviser: Ladenburg Thalmann Asset Management Inc. is the Fund's investment adviser.

Investment Adviser Portfolio Manager: Phillip Blancato, President and Chief Executive Officer of the adviser, has served the Fund as its Portfolio Manager since it commenced operations in 2015.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request or by telephone. The minimum initial and subsequent investment in Class A and Class C shares is $1,000 for and Class I shares the minimum initial investment is $1,000,000 and minimum subsequent investment is $1,000.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

8

FUND SUMMARY: Ladenburg Growth & Income Fund

Investment Objective: The Fund seeks long-term growth of capital with a secondary objective of producing current income.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 32 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed, if sold within 365 days)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1 Fees)	0.25%	1.00%	0.00%
Other Expenses(1)	1.31%	1.31%	1.31%
Acquired Fund Fees and Expenses (1)(2)	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	2.29%	3.04%	2.04%
Fee Waiver and/or Reimbursement (3)	1.06%	1.06%	1.06%
Total Annual Fund Operating Expenses After Fee Waiver	1.23%	1.98%	0.98%
(1)	Estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, once published, because the financial statements will include only the direct operating expenses incurred by the Fund.
(3)	The Fund's adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2017, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed 1.00%, 1.75% and 0.75% of the Fund’s average daily net assets attributable to the Fund’s Class A, Class C and Class I shares, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days’ written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years
Class A	$619	$1,083
Class C	$201	$840
Class I	$100	$537
9

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies: The Fund's investment adviser seeks to achieve the Fund's investment objective by investing in a combination of equity, fixed income and alternative strategy exchange traded funds ("ETFs"), exchange traded notes (“ETNs”) and mutual funds (together, “Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common stocks, (2) foreign common stocks, (3) U.S. fixed income securities, (4) foreign fixed income securities or (5) alternative investments including managed futures, master-limited partnerships, commodities, and long-short strategies. Equity Underlying Funds may follow a growth or value-investing style and may include those that invest in small-cap, mid-cap or large cap companies. The adviser invests Fund assets in fixed income Underlying Funds without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody's Investors Service or similarly by another rating agency. Foreign equity Underlying Funds may invest in common stock of companies located in emerging market countries. The Fund may invest up to 40% of its net assets in Underlying Funds that primarily invest in foreign securities.

The Fund’s adviser invests the Fund’s assets in the Underlying Funds in accordance with the following ranges:

Equity	40-70%
Fixed Income	20-50%
Alternatives	0-20%

The Fund’s adviser makes tactical reallocations or rebalances in response to market conditions. Such reallocations or rebalances may be within an asset class (e.g. shifting between market capitalizations, geographic regions, credit qualities or durations) or between asset classes (e.g. shifting some of the Fund’s assets allocated to equity into fixed income).

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in Underlying Funds as well as through any direct investments in securities.

•	Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.
•	Credit Risk: Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses. Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.
•	Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) or invest in Underlying Funds that use derivatives to enhance returns or hedge against market declines. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional
10

investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.
•	Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.
•	Exchange Traded Fund (“ETF”) and Mutual Fund Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and other mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.
•	Exchange Traded Note (“ETN”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default.
•	Fixed Income Risk: A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.
•	Foreign Currency Risk: Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.
•	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.
•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
•	Junk Bond Risk: Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.
•	Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Management Risk: The adviser's dependence on its judgments about the attractiveness, value and potential appreciation of ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results.
11

•	Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.
•	Master-Limited Partnership Risk: Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.
•	Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
•	Short Sale Risk: Positions in shorted securities are often speculative and more risky than "long" positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.
•	Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling 800-995-5267 or visiting www.ladenburgfunds.com.

Investment Adviser: Ladenburg Thalmann Asset Management Inc. is the Fund's investment adviser.

Investment Adviser Portfolio Manager: Phillip Blancato, President and Chief Executive Officer of the adviser, has served the Fund as its Portfolio Manager since it commenced operations in 2015.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request or by telephone. The minimum initial and subsequent investment in Class A and Class C shares is $1,000 for and Class I shares the minimum initial investment is $1,000,000 and minimum subsequent investment is $1,000.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

12

FUND SUMMARY: Ladenburg Growth Fund

Investment Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 32 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed, if sold within 365 days)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1 Fees)	0.25%	1.00%	0.00%
Other Expenses(1)	1.31%	1.31%	1.31%
Acquired Fund Fees and Expenses (1)(2)	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	2.28%	3.03%	2.03%
Fee Waiver and/or Reimbursement (3)	1.06%	1.06%	1.06%
Total Annual Fund Operating Expenses After Fee Waiver	1.22%	1.97%	0.97%
(1)	Estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, once published, because the financial statements will include only the direct operating expenses incurred by the Fund.
(3)	The Fund's adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31 , 2017, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed 1.00%, 1.75% and 0.75% of the Fund’s average daily net assets attributable to the Fund’s Class A, Class C and Class I shares, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days’ written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years
Class A	$618	$1,080
Class C	$200	$837
Class I	$99	$534
13

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies: The Fund's investment adviser seeks to achieve the Fund's investment objective by investing in a combination of equity, fixed income and alternative strategy exchange traded funds ("ETFs"), exchange traded notes (“ETNs”) and mutual funds (together, “Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common stocks, (2) foreign common stocks, (3) U.S. fixed income securities, (4) foreign fixed income securities or (5) alternative investments including managed futures, master-limited partnerships, commodities, and long-short strategies. Equity Underlying Funds may follow a growth or value-investing style and may include those that invest in small-cap, mid-cap or large cap companies. The adviser invests Fund assets in fixed income Underlying Funds without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody's Investors Service or similarly by another rating agency. Foreign equity Underlying Funds may invest in common stock of companies located in emerging market countries. The Fund may invest up to 50% of its net assets in Underlying Funds that primarily invest in foreign securities.

The Fund’s adviser invests the Fund’s assets in the Underlying Funds in accordance with the following ranges:

Equity	60-90%
Fixed Income	0-30%
Alternatives	0-20%

The Fund’s adviser makes tactical reallocations or rebalances in response to market conditions. Such reallocations or rebalances may be within an asset class (e.g. shifting between market capitalizations, geographic regions, credit qualities or durations) or between asset classes (e.g. shifting some of the Fund’s assets allocated to equity into fixed income).

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in Underlying Funds as well as through any direct investments in securities.

•	Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.
•	Credit Risk: Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses. Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.
•	Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) or invest in Underlying Funds that use derivatives to enhance returns or hedge against market declines. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may
14

not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.
•	Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.
•	Exchange Traded Fund (“ETF”) and Mutual Fund Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and other mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.
•	Exchange Traded Note (“ETN”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default.
•	Fixed Income Risk: A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.
•	Foreign Currency Risk: Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.
•	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.
•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
•	Junk Bond Risk: Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.
•	Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Management Risk: The adviser's dependence on its judgments about the attractiveness, value and potential appreciation of Underlying Funds in which the Fund invests may prove to be incorrect and may not produce the desired results.
15

•	Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.
•	Master-Limited Partnership Risk: Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.
•	Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
•	Short Sale Risk: Positions in shorted securities are often speculative and more risky than "long" positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.
•	Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling 800-995-5267 or visiting www.ladenburgfunds.com.

Investment Adviser: Ladenburg Thalmann Asset Management Inc. is the Fund's investment adviser.

Investment Adviser Portfolio Manager: Phillip Blancato, President and Chief Executive Officer of the adviser, has served the Fund as its Portfolio Manager since it commenced operations in 2015.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request or by telephone. The minimum initial and subsequent investment in Class A and Class C shares is $1,000 for and Class I shares the minimum initial investment is $1,000,000 and minimum subsequent investment is $1,000.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

16

FUND SUMMARY: Ladenburg Aggressive Growth Fund

Investment Objective: The Fund seeks to maximize long-term growth of capital.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 32 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed, if sold within 365 days)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1 Fees)	0.25%	1.00%	0.00%
Other Expenses(1)	1.31%	1.31%	1.31%
Acquired Fund Fees and Expenses (1)(2)	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	2.25%	3.00%	2.00%
Fee Waiver and/or Reimbursement (3)	1.06%	1.06%	1.06%
Total Annual Fund Operating Expenses After Fee Waiver	1.19%	1.94%	0.94%
(1)	Estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, once published, because the financial statements will include only the direct operating expenses incurred by the Fund.
(3)	The Fund's adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2017, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed 1.00%, 1.75% and 0.75% of the Fund’s average daily net assets attributable to the Fund’s Class A, Class C and Class I shares, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days’ written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years
Class A	$615	$1,071
Class C	$197	$828
Class I	$96	$525
17

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies: The Fund's investment adviser seeks to achieve the Fund's investment objective by investing in a combination of equity, fixed income and alternative strategy exchange traded funds ("ETFs"), exchange-traded notes (“ETNs”) and mutual funds (together, “Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common stocks, (2) foreign common stocks, (3) U.S. fixed income securities, (4) foreign fixed income securities or (5) alternative investments including managed futures, master-limited partnerships, commodities, and long-short strategies. Equity Underlying Funds may follow a growth or value-investing style and may include those that invest in small-cap, mid-cap or large cap companies. The adviser invests Fund assets in fixed income Underlying Funds without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody's Investors Service or similarly by another rating agency. Foreign equity Underlying Funds may invest in common stock of companies located in emerging market countries. The Fund may invest up to 60% of its net assets in Underlying Funds that primarily invest in foreign securities.

The Fund’s adviser invests the Fund’s assets in the Underlying Funds in accordance with the following ranges:

Equity	70-100%
Fixed Income	0-30%
Alternatives	0-20%

The Fund’s adviser makes tactical reallocations or rebalances in response to market conditions. Such reallocations or rebalances may be within an asset class (e.g. shifting between market capitalizations, geographic regions, credit qualities or durations) or between asset classes (e.g. shifting some of the Fund’s assets allocated to equity into fixed income).

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in Underlying Funds as well as through any direct investments in securities.

•	Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.
•	Credit Risk: Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses. Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.
•	Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) or invest in Underlying Funds that use derivatives to enhance returns or hedge against market declines. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional
18

investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.
•	Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.
•	Exchange Traded Fund (“ETF”) and Mutual Fund Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and other mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.
•	Exchange Traded Note (“ETN”) Risk: ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default.
•	Fixed Income Risk: A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.
•	Foreign Currency Risk: Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.
•	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.
•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
•	Junk Bond Risk: Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.
•	Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
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•	Management Risk: The adviser's dependence on its judgments about the attractiveness, value and potential appreciation of Underlying Funds in which the Fund invests may prove to be incorrect and may not produce the desired results.
•	Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.
•	Master-Limited Partnership Risk: Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.
•	No History of Operations: The Fund is a new mutual fund and does not have a history of operations for investors to evaluate.
•	Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
•	Short Sale Risk: Positions in shorted securities are often speculative and more risky than "long" positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.
•	Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling 800-995-5267 or visiting www.ladenburgfunds.com.

Investment Adviser: Ladenburg Thalmann Asset Management Inc. is the Fund's investment adviser.

Investment Adviser Portfolio Manager: Phillip Blancato, President and Chief Executive Officer of the adviser, has served the Fund as its Portfolio Manager since it commenced operations in 2015.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request or by telephone. The minimum initial and subsequent investment in Class A and Class C shares is $1,000 for and Class I shares the minimum initial investment is $1,000,000 and minimum subsequent investment is $1,000.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.

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Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objectives:

Fund	Investment Objectives
Income Fund	The Fund seeks to provide current income and capital preservation.
Income & Growth Fund	The Fund seeks to provide current income and capital preservation with a secondary objective of growth of capital.
Growth & Income Fund	The Fund seeks long-term growth of capital with a secondary objective of producing current income.
Growth Fund	The Fund seeks long-term growth of capital.
Aggressive Growth Fund	The Fund seeks to maximize long-term growth of capital.

Each Fund's investment objective(s) may be changed by the Trust’s Board of Trustees upon 60 days’ written notice to shareholders.

Principal Investment Strategies: The Funds’ investment adviser seeks to achieve each Fund's investment objective by investing in a combination of equity, fixed income and alternative strategy exchange traded funds ("ETFs"), exchange-traded notes (“ETNs”) and mutual funds (together, “Underlying Funds”). The Underlying Funds in which a Fund invests each primarily invest in (1) U.S. common stocks, (2) foreign common stocks, (3) U.S. fixed income securities, (4) foreign fixed income securities or (5) alternative investments including managed futures, master-limited partnerships, commodities, and long-short strategies. Equity Underlying Funds may follow a growth or value-investing style and may include those that invest in small-cap, mid-cap or large cap companies. The adviser invests Fund assets in fixed income Underlying Funds without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody's Investors Service or similarly by another rating agency. Foreign equity Underlying Funds may invest in common stock of companies located in emerging market countries.

The Funds’ adviser invests each Fund’s assets in the Underlying Funds in accordance with the following ranges:

Income Fund:	Equity	0-30%
	Fixed Income	50-90%
	Alternatives	0-20%

Income & Growth Fund:	Equity	20-50%
	Fixed Income	40-70%
	Alternatives	0-20%
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Growth & Income Fund:	Equity	40-70%
	Fixed Income	20-50%
	Alternatives	0-20%

Growth Fund:	Equity	60-90%
	Fixed Income	0-30%
	Alternatives	0-20%

Aggressive Growth Fund:	Equity	70-100%
	Fixed Income	0-30%
	Alternatives	0-20%

The Funds’ adviser makes tactical reallocations or rebalances in response to market conditions. Such reallocations or rebalances within an asset class (e.g. shifting between market capitalizations, geographic regions, credit qualities or durations) or between asset classes (e.g. shifting some of the Fund’s assets allocated to equity into fixed income). Each Fund may invest up to 10% of its assets in money markets funds.

In selecting Underlying Funds for investment, the Funds’ adviser assesses the likely risks and returns of the various asset classes. The adviser seeks to allocate each Fund’s assets so that the Fund may benefit from the performance record of the Underlying Funds and differing sub-asset classes in accordance with its particular investment objective.

•	Commodity Risk: Investing in the commodities markets through commodity-linked ETFs and mutual funds will subject the Fund to potentially greater volatility than investments in traditional securities. The value of commodity-linked ETFs and mutual funds will be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.
•	Credit Risk: There is a risk that security issuers and counterparties will not make payments on securities and derivatives held by a Fund directly or indirectly. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also will affect liquidity and make it difficult for a Fund to sell the security. Default, or the market's perception that an issuer is likely to default, tends to reduce the value and liquidity of securities held by a Fund, thereby reducing the value of your investment in Fund shares. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.
•	Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) or invest in Underlying Funds that use derivatives to enhance returns or hedge against market declines. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.
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•	Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.
•	ETF and Mutual Fund Risk: Mutual funds and ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in other mutual funds and ETFs and may be higher than other mutual funds that invest directly in fixed income securities. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Mutual funds and ETFs may employ leverage. Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate a Fund's holdings at the most optimal time, adversely affecting performance. ETFs and index-tracking mutual funds in which a Fund invests will not be able to replicate exactly the performance of the indices they track. ETFs linked to the S&P 500 are subject to investment advisory and other expenses, which will cause their performance to lag the S&P 500 index. Each ETF is subject to specific risks, depending on the nature of the ETF, and ETFs that invest in the “Alternative Asset” market segment may be more volatile than other Fund investments.
o	Strategy Risk: Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, foreign and emerging market risk.
o	Tracking Risk: ETFs and index-tracking mutual funds in which a Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the funds may, from time to time, temporarily be unavailable, which may further impede the ETFs' and mutual funds' ability to track their applicable indices.
•	ETN Risk: ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN's returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate ("reference instrument") to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected. The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Because the return on the ETN is dependent on the issuer's ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer's credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument.
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•	Fixed Income Risk: When a Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments received by a Fund). These risks could affect the value of a particular investment by a Fund possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.
•	Foreign Currency Risk: A Fund's investments in foreign currency linked ETFs, foreign common stocks and foreign currency derivatives will subject the Fund to currency trading risks that include market risk, credit risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the "old" currency worthless.
o	Counterparty Credit Risk: Credit risk exists because the derivative counterparty may not be able or may choose not to perform under the contract. When a Fund invests in foreign currency contracts, or other over-the-counter instruments (including options), it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. Relying on a counterparty exposes a Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to a Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent a Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The ability of a Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.
•	Foreign Investment Risk: Investing in securities of foreign issuers may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, the effect of currency devaluations, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information and limited trading markets. Foreign investments may experience greater volatility than U.S. investments. Additionally, investments in securities denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.
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•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
•	Junk Bond Risk: Lower-quality bonds, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). Compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a Fund's ability to sell its bonds (liquidity risk). Such securities may also include "Rule 144A" securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease a Fund's share price.
•	Limited History of Operations: Each Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Management Risk: The net asset value of a Fund changes daily based on the performance of the securities and derivatives in which it invests. The ability of a Fund to meet its investment objective is directly related to the adviser's allocation of the Fund's assets using its various portfolio strategies. The adviser's objective judgments, based on investment strategies, about the attractiveness and potential appreciation of particular investments in which a Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.
•	Market Risk: The net asset value of a Fund will fluctuate based on changes in the value of the securities and derivatives in which the Fund invests. Each Fund invests in securities and derivatives, which may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices, in general, may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.
•	Non-Diversification Risk: As a non-diversified fund, each Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may also invest in ETFs and investment companies that are non-diversified. Because a relatively high percentage of the
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assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.
•	Short Sale Risk: Short selling activities are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are often speculative and more risky than "long" positions (purchases). You should be aware that any strategy that includes selling securities short could suffer significant losses. Unlike long positions, losses on short positions are potentially unlimited. Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Fund's return, and may result in higher taxes.
•	Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. These companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of a Fund's net asset value than is customarily associated with larger, more established companies. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Temporary Investments: To respond to adverse market, economic, political or other conditions, a Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that a Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds' advisory fees and operational fees. Each Fund may also invest a substantial portion of its assets in such instruments to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure: A description of the Funds' policies regarding the release of portfolio holdings information is available in the Funds' Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling 1-877-803-6583.

Cybersecurity: The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

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Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

Investment Adviser: Ladenburg Thalmann Asset Management, Inc. (the “Adviser”), located at 570 Lexington Avenue, New York NY 10022. Subject to the authority of the Board of Trustees, the Adviser is responsible for the overall management of the Funds’ business affairs. The Adviser is responsible for selecting each Fund's investments according to its investment objective, polices, and restrictions. The Adviser was established in 1982 for the purpose of advising individuals and institutions. As of December 31, 2014, the Adviser had $2.05 billion in assets under management.

Pursuant to advisory agreements between the Funds and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.50% of Income Fund’s, Income & Growth Fund’s, Growth & Income Fund’s and Growth Fund's and Aggressive Growth Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of each Fund, until at least October 31, 2017, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.00%, 1.75% and 0.75% of the average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively; subject to possible recoupment from a Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Fee waiver and reimbursement arrangements can decrease a Fund's expenses and boost its performance. A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement will be available in the Funds' first annual or semi-annual shareholder report.

Investment Adviser Portfolio Manager:

Phillip Blancato

President and Executive Officer

Mr. Blancato has served as the President and Chief Executive Officer of the Adviser since 2004. He also serves as the Chairman of the Ladenburg Investment Policy Committee. Mr. Blancato holds a B.S. Degree in Finance from Kean University.

The Funds' Statement of Additional Information provides additional information about the Portfolio Manager’s compensation structure, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of shares of the Funds.

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Related Performance Information

The Adviser is responsible for managing separate accounts for clients, some of which have been invested using the same strategies as each of the Funds (each a “Composite”, and together the "Composites"). Each Composite employs the same features of the corresponding Fund's principal investment strategy including investing in a combination of equity, fixed income and alternative strategy exchange traded funds ("ETFs"), exchange traded notes (“ETNs”) and mutual funds (together, “Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common stocks, (2) foreign common stocks, (3) U.S. fixed income securities, (4) foreign fixed income securities or (5) alternative investments including managed futures, master-limited partnerships, commodities, and long-short strategies. The Adviser had full discretionary authority over the selection of investments for the separate accounts in the Composites, and intends to use substantially the same goals and style of investment management in managing the corresponding Fund. Each Fund will have substantially the same investment objective, policies and strategies as its corresponding Composite.

The information for the each Composite is provided to show the past performance as measured against the specified benchmark supplemental indices and is shown gross and net of management fees and other fees. These fees may be more or less than the Fund’s fees and expenses. The performance of a Composite does not represent the historical performance of a Fund, and should not be considered indicative of future performance of a Fund. Future results will differ from past results because of differences in future behavior of the various investment markets, in brokerage commissions, account expenses, the size of positions taken in relation to account size and diversification of securities, and the timing of purchases and sales, among other things. In addition, the separate accounts in the Composites are not subject to certain investment limitations and other restriction imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the each Composite during the periods shown. Performance of a Fund for future periods will definitely vary, and some months and some quarters will result in negative performance; indeed, some future years may have negative performance.

Income Composite Average Annualized Returns

(as of June 30, 2015)

	1-Year	5-Year	10-Year	Since Inception (12/2007)
Income Composite (Gross of fees)	1.16%	5.38%	N/A	3.95%
Income Composite (Net of fees)	-0.05%	4.04%	N/A	2.51%
S&P 500 Total Return Index[1]	7.42%	17.34%	7.89%	6.77%
Barclays US Govt/Credit Index[2]	1.68%	2.79%	4.02%	3.83%

Income Composite Annual Total Returns

For Calendar Years Ended December 31

	2008	2009	2010	2011	2012	2013	2014	Since Inception (12/2007)
Income Composite (Gross of fees)	-3.67%	6.77%	7.65%	4.07%	7.82%	4.17%	3.81%	3.95%
Income Composite (Net of fees)	-5.38%	4.97%	6.20%	2.76%	6.49%	2.77%	2.51%	2.51%
S&P 500 Total Return Index[1]	-37.00%	26.46%	15.06%	2.11%	16.00%	32.39%	13.69%	6.77%
Barclays US Govt/Credit Index[2]	5.08%	5.24%	5.89%	5.80%	3.89%	-0.86%	3.13%	3.83%

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Income and Growth Composite Average Annualized Returns

(as of June 30, 2015)

	1-Year	5-Year	10-Year	Since Inception (6/2005)
Income & Growth Composite (Gross of fees)	2.73%	7.19%	N/A	5.80%
Income & Growth Composite (Net of fees)	1.57%	5.85%	N/A	4.40%
S&P 500 Total Return Index[1]	7.42%	17.34%	7.89%	7.84%
Barclays US Govt/Credit Index[2]	1.68%	2.79%	4.02%	4.03%

Income & Growth Composite Annual Total Returns

For Calendar Years Ended December 31

	2006	2007	2008	2009	2010	2011	2012	2013	2014	Since Inception (6/2005)
Income & Growth Composite (Gross of fees)	9.39%	7.75%	-9.86%	11.56%	8.93%	2.23%	9.18%	7.94%	5.22%	5.80%
Income & Growth Composite (Net of fees)	7.85%	6.29%	-11.04%	9.91%	7.49%	0.97%	7.76%	6.58%	3.96%	4.40%
S&P 500 Total Return Index[1]	15.79%	5.49%	-37.00%	26.46%	15.06%	2.11%	16.00%	32.39%	13.69%	7.84%
Barclays US Govt/Credit Index[2]	4.08%	7.39%	5.08%	5.24%	5.89%	5.80%	3.89%	-0.86%	3.13%	4.03%

Growth & Income Composite Average Annualized Returns

(as of June 30, 2015)

	1-Year	5-Year	10-Year	Since Inception (2/2005)
Growth & Income Composite (Gross of fees)	3.65%	9.45%	6.77%	6.75%
Growth & Income Composite (Net of fees)	2.43%	8.05%	5.36	5.30%
S&P 500 Total Return Index[1]	7.42%	17.34%	7.89%	7.74%
Barclays US Govt/Credit Index[2]	1.68%	2.79%	4.02%	3.99%

Growth & Income Composite Annual Total Returns

For Calendar Years Ended December 31

	2006	2007	2008	2009	2010	2011	2012	2013	2014	Since Inception (2/2005)
Growth & Income Composite (Gross of fees)	12.32%	8.50%	-18.64%	19.27%	11.84%	0.04%	11.43%	12.72%	6.47%	6.75%
Growth & Income Composite (Net of fees)	10.97%	7.05%	-19.92%	17.62%	10.34%	-1.32%	9.97%	11.29%	5.18%	5.30%
S&P 500 Total Return Index[1]	15.79%	5.49%	-37.00%	26.46%	15.06%	2.11%	16.00%	32.39%	13.69%	7.74%
Barclays US Govt/Credit Index[2]	4.08%	7.39%	5.08%	5.24%	5.89%	5.80%	3.89%	-0.86%	3.13%	3.99%

Growth Composite Average Annualized Returns

(as of June 30, 2015)

	1-Year	5-Year	10-Year	Since Inception (3/2005)
Growth Composite (Gross of fees)	4.59%	10.71%	6.72%	6.68%
Growth Composite (Net of fees)	3.38%	9.31%	5.50%	5.45%
S&P 500 Total Return Index[1]	7.42%	17.34%	7.89%	7.58%
Barclays US Govt/Credit Index[2]	1.68%	2.79%	4.02%	4.08%
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Growth Composite Annual Total Returns

For Calendar Years Ended December 31

	2006	2007	2008	2009	2010	2011	2012	2013	2014	Since Inception (3/2005)
Growth Composite (Gross of fees)	13.91%	8.01%	-26.88%	23.97%	12.91%	-1.72%	13.29%	15.03%	7.09%	6.68%
Growth Composite (Net of fees)	12.89%	6.99%	-27.67%	22.58%	11.43%	-3.02%	11.85%	13.60%	5.79%	5.45%
S&P 500 Total Return Index[1]	15.79%	5.49%	-37.00%	26.46%	15.06%	2.11%	16.00%	32.39%	13.69%	7.58%
Barclays US Govt/Credit Index[2]	4.08%	7.39%	5.08%	5.24%	5.89%	5.80%	3.89%	-0.86%	3.13%	4.08%

Aggressive Growth Composite Average Annualized Returns

(as of June 30, 2015)

	1-Year	5-Year	10-Year	Since Inception (1/2005)
Aggressive Growth Composite (Gross of fees)	4.95%	12.29%	7.16%	7.19%
Aggressive Growth Composite (Net of fees)	3.79%	11.00%	5.83%	5.88%
S&P 500 Total Return Index[1]	7.42%	17.34%	7.89%	7.42%
Barclays US Govt/Credit Index[2]	1.68%	2.79%	4.02%	3.99%

Aggressive Growth Composite Annual Total Returns

For Calendar Years Ended December 31

	2006	2007	2008	2009	2010	2011	2012	2013	2014	Since Inception (1/2005)
Aggressive Growth Composite (Gross of fees)	18.02%	7.81%	-34.75%	30.75%	15.52%	-3.67%	14.81%	18.78%	7.87%	7.19%
Aggressive Growth Composite (Net of fees)	16.46%	6.41%	-35.66%	29.02%	14.09%	-4.81%	13.43%	17.48%	6.62%	5.88%
S&P 500 Total Return Index[1]	15.79%	5.49%	-37.00%	26.46%	15.06%	2.11%	16.00%	32.39%	13.69%	7.42%
Barclays US Govt/Credit Index[2]	4.08%	7.39%	5.08%	5.24%	5.89%	5.80%	3.89%	-0.86%	3.13%	3.99%
1	S&P 500 Total Return Index is an unmanaged index consisting of 500 stocks chosen for their market size, liquidity and industry representation, and is considered to be representative of the U.S. equity market, and reflects no deductions for fees, expenses or taxes.
2	The Barclays US Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates.
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HOW SHARES ARE PRICED

The net asset value ("NAV") and offering price (NAV plus any applicable sales charges) of each class of shares is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, a Fund's securities are valued each day at the last quoted sales price on each security's primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Each Fund may use independent pricing services to assist in calculating the value of the Fund's securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund. In computing the NAV, a Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in a Fund's portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

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With respect to any portion of a Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund's NAV is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Share Classes: This Prospectus describes the Class A, Class C, and Class I shares offered by each Fund. All share classes may not be available for purchase in all states.

Class A Shares

Class A shares are offered at the public offering price, which is net asset value per share plus the applicable sales charge. The minimum initial investment in the Class A shares is $1,000 and the minimum subsequent investment is $1,000. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. If you invest in more than one Fund, you should notify the Funds of your combined Class A purchase amount in order to determine whether you qualify for a reduced sales charge. You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of "Right of Accumulation" and "Letter of Intent" below. The following sales charges apply to your purchases of Class A shares of the Funds:

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance
Less than $50,000	5.00%	5.26%	4.25%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	None	None	None

(1) Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculations used to determine your sales charge.

The Adviser shall reimburse the Funds in connection with commissions retained by authorized broker-dealers on purchases of shares of $1 million or more calculated as follows: For sales of $1 million or more, payments may be made to those broker-dealers having at least $1 million of assets invested in the Fund, a fee of up to 1% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million to $5 million, and 0.25% of the offering price over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Fund shares.

As shown, investors that purchase $1,000,000 or more of Fund shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Fund shares are subject to a contingent deferred sales charge ("CDSC") on shares redeemed during the first 12 months after their purchase in the amount of the commissions paid on those shares redeemed.

You may be able to buy Class A Shares without a sales charge (i.e. "load-waived") when you are:

•	reinvesting dividends or distributions;
•	participating in an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services;
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•	exchanging an investment in Class A Shares of another fund for an investment in a Fund;
•	a current or former director or trustee of the Trust;
•	an employee (including the employee's spouse, domestic partner, children, grandchildren, parents, grandparents, siblings, and any independent of the employee, as defined in section 152 of the Internal Revenue Code) of a Fund's adviser or its affiliates or of a broker-dealer authorized to sell shares of such funds;
•	purchasing shares through the Funds’ adviser;
•	purchasing shares through a financial services firm (such as a broker-dealer, investment adviser or financial institution) that has a special arrangement with a Fund; or
•	purchasing shares through a robo-advisor or the Time to Save program.

Right of Accumulation

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class A shares of any Fund as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

•	an individual;
•	an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or
•	a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Internal Revenue Code, including related plans of the same employer.

If you plan to rely on this right of accumulation, you must notify the Funds' distributor, Ladenburg Thalmann & Co., at the time of your purchase. You will need to give the Distributor your account numbers. Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Letter of Intent

The letter of intent allows you to count all investments within a 13-month period in Class A shares of any Fund as if you were making them all at once for the purposes of calculating the applicable reduced sales charges. The minimum initial investment under a letter of intent is 5% of the total letter of intent amount. The letter of intent does not preclude a Fund from discontinuing sales of its shares. You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase. To determine the applicable sales charge reduction, you may also include (1) the cost of shares of a Fund which were previously purchased at a price including a front end sales charge during the 90-day period prior to the distributor receiving the letter of intent, and (2) the historical cost of shares of other Funds you currently own acquired in exchange for shares of Funds purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Fund, the transfer agent and any financial intermediaries may not maintain this information. Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

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Class C Shares

Class C shares of the Fund are offered at their NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class C shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services. Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder's investment and may cost more than other types of sales charges. The minimum initial investment in the Class C shares is $1,000 and the minimum subsequent investment is $1,000.

The Fund’s distributor will pay to authorized broker-dealers, or other financial intermediaries that have entered into distribution agreements with the distributor, 1.00% of the purchase price of Class C shares at the time of purchase. The Fund’s distributor will pay the Class C shares distribution and/or shareholder service fees (as described above) during the first year after purchase to the Adviser in satisfaction of the advance.  The Fund’s distributor will pay the Class C shares distribution and/or shareholder service fees to Selling Brokers, or other financial intermediaries that have entered into distribution agreements with the distributor, for Class C shares held for over a year.

If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class C shares that are not subject to a CDSC are redeemed first. In addition, you will not be charged a CDSC when you redeem shares that you acquired through reinvestment of Fund dividends or capital gains.  Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Class I Shares

Class I shares of the Fund are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class I shares require a minimum initial investment of $1,000,000 for all account types. The minimum subsequent investment amount is $1,000 for all account types.

Factors to Consider When Choosing a Share Class:  When deciding which class of shares of the Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares.  To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund's expenses over time in the Fees and Expenses of the Fund section in this Prospectus. You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Purchasing Shares: You may purchase Class A, Class C and Class I shares of a Fund by sending a completed application form to the following address:

via Regular Mail: Ladenburg Funds c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, Nebraska 68154	or Overnight Mail: Ladenburg Funds c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

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The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist a Fund in verifying your identity. Until such verification is made, a Fund may temporarily limit additional share purchases. In addition, a Fund may limit additional share purchases or close an account if it is unable to verify a shareholder's identity. As required by law, a Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Automatic Investment Plan: You may participate in the Funds' Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in a Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Funds at 1-877-803-6583 for more information about the Funds' Automatic Investment Plan.

Purchase through Brokers: You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds' distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire: If you wish to wire money to make an investment in the Funds, please call the Funds at 1-877-803-6583 for wiring instructions and to notify the Funds that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Funds will normally accept wired funds for investment on the day received if they are received by a Fund's designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Minimum and Additional Investment Amounts: The minimum initial and subsequent investment in Class A and Class C shares is $1,000. The minimum initial investment in Class I shares is $1,000,000 and minimum subsequent investment is $1,000. There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from a Fund. Each Fund reserves the right to waive any investment minimum.

The Funds, however, reserve the right, in their sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to the specific Fund. The Funds will not accept payment in cash, including cashier's checks or money orders. Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note: Gemini Fund Services, LLC, the Funds' transfer agent, will charge a $25 fee against a shareholder's account, in addition to any loss sustained by a Fund, for any check returned to the transfer agent for insufficient funds.

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When Order is Processed: All shares will be purchased at the offering price per share next determined after a Fund receives your application or request in good order. All requests received in good order by a Fund before 4:00 p.m. (Eastern time) will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

•       the name of the Fund

•       the dollar amount of shares to be purchased

•       a completed purchase application or investment stub

•       check payable to the specific Fund

Retirement Plans: You may purchase shares of the Funds for your individual retirement plans. Please call the Funds at 1-877-803-6583 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

HOW TO REDEEM SHARES

Redeeming Shares: You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

via Regular Mail: Ladenburg Funds c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, Nebraska 68154	or Overnight Mail: Ladenburg Funds c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

Redemptions by Telephone: The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to a Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-877-803-6583. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Funds, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker: If shares of a Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

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Redemptions by Wire: You may request that your redemption proceeds be wired directly to your bank account. The Funds' transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan: If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may participate in the Funds' Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from a Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $100 on specified days of each month into your established bank account. Please contact the Funds at 1-877-803-6583 for more information about the Funds' Automatic Withdrawal Plan.

Redemptions in Kind: Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities ("redemption in kind") if the amount is greater than (the lesser of) $250,000 or 1% of the Fund's assets. The securities will be chosen by a Fund and valued under the Fund's net asset value procedures. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent: Once a Fund receives your redemption request in "good order" as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in "good order." If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 7 days of the purchase date).

Good Order: Your redemption request will be processed if it is in
"good order." To be in good order, the following conditions must be satisfied:

•       The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•       The request must identify your account number;

•       The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•       If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees: If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to a Fund with your signature guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

•	you request a redemption to be made payable to a person not on record with the Fund;
•	you request that a redemption be mailed to an address other than that on record with the Fund;
•	the proceeds of a requested redemption exceed $50,000;
•	any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or
•	your address was changed within 30 days of your redemption request.
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Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Retirement Plans: If you own an IRA or other retirement plan, you must indicate on your redemption request whether a Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances: If at any time your account balance in a Fund falls below $2,500, the Fund may notify you that, unless the account is brought up to at least $2,500 within 60 days of the notice; your account could be closed. After the notice period, a Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below $2,500 due to a decline in NAV.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Each Fund discourages and does not accommodate market timing. Frequent trading into and out of a Fund can harm all Fund shareholders by disrupting the Fund's investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Funds' Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. Each Fund currently uses several methods to reduce the risk of market timing. These methods include committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds' "Market Timing Trading Policy".

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, each Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders.

Based on the frequency of redemptions in your account, the adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to a Fund as described in the Funds' Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or redemptions into a Fund.

Each Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the adviser will be liable for any losses resulting from rejected purchase orders. The adviser may also bar an investor who has violated these policies (and the investor's financial advisor) from opening new accounts with a Fund.

Although each Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that a Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of a Fund. While each Fund will encourage financial intermediaries to apply the Fund's Market Timing Trading Policy to their customers who invest indirectly in the Fund, each Fund is limited in its ability to monitor the trading activity or enforce the Funds' Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, a Fund

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may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds' Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, a Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds' Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to a Fund upon request. If a Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of a Fund's shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Funds.)

Each Fund intends to distribute substantially all of its net investment income and net capital gains. The Growth and Income Fund, the Income Fund and the Income and Growth Fund will make distributions monthly, and the Growth Fund and the Aggressive Growth Fund will make distributions annually in December. Both types of distributions will be reinvested in shares of the respective Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires a Fund to withhold a percentage of any dividend, redemption or exchange proceeds. The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. Each Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisers to determine the tax consequences of owning a Fund's shares.

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DISTRIBUTION OF SHARES

Distributor: Ladenburg Thalmann & Co., 570 Lexington Ave., 11th Floor, New York, NY 10022 is the distributor for shares of the Funds. Ladenburg Thalmann & Co. is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Shares of the Funds are offered on a continuous basis.

Distribution Fees: The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares (the "Plan"), pursuant to Rule 12b-1 of the 1940 Act which allows the Fund to pay the Fund's distributor an annual fee for distribution and shareholder servicing expenses of 0.25% Fund's average daily net assets attributable to Class A and Class C shares. There is no Plan for Class I shares. Because these distribution and shareholder service fees are paid out of the Funds’ assets on an ongoing basis, the fees may, over time, increase the cost of investing in the Funds and cost investors more than other types of sales charges.

The Distributor and other entities are paid pursuant to the Plans for distribution and shareholder services provided and the expenses borne by the Distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to a Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

Additional Compensation to Financial Intermediaries: The Funds' Distributor, its affiliates, and the Funds' Adviser may, at its own expense and out of its own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Funds on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to a Fund's shareholders. The distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Householding: To reduce expenses, the Funds will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-877-803-6583 on days the Funds are open for business or contact your financial institution. The Funds will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

Because the Funds have only recently commenced investment operations, no financial highlights are available for the Funds at this time. In the future, financial highlights will be presented in this section of the Prospectus.

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PRIVACY NOTICE Rev. February 2014
FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•        Social Security number and wire transfer instructions

•        account transactions and transaction history

•        investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

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What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•  open an account or deposit money

•  direct us to buy securities or direct us to sell your securities

•  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•  sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•  affiliates from using your information to market to you.

•  sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

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Adviser	Ladenburg Thalmann Asset Management Inc. 570 Lexington Ave., 11th Floor New York, NY 10022	Distributor	Ladenburg Thalmann & Co. 570 Lexington Ave., 11th Floor New York, NY 10022
Independent Registered Public Accounting Firm	BBD, LLP 1835 Market Street, 26th Floor Philadelphia, PA 19103	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Custodian	MUFG Union Bank, N.A. 400 California Street San Francisco, CA 94104	Transfer Agent	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Additional information about the Funds is included in the Funds' Statement of Additional Information dated August 13, 2015 (the "SAI"). The SAI is incorporated into this Prospectus by reference
(i.e., legally made a part of this Prospectus). The SAI provides more details about the Funds' policies and management. Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Funds, please call
1-877-803-6583. You may also write to:

Ladenburg Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

You may review and obtain copies of the Funds' information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-21720